Note 22 - Earnings Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
(
2
2
)
Earnings
Per
Share

Basic
earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during each period. Diluted earnings per share reflects the potential dilution of common stock warrants. Net income available to common stockholders represents net income after preferred stock dividends.
The following table presents earnings per share for the years ended
December 31,
2017,
2016
and
2015
:

	201 7	201 6	201 5

Numerator
Net Income Available to Common Stockholders	$7,540,378	$7,179,900	$5,997,687

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Stock Warrants	194,323	74,037	19,203
Weighted-Average Number of Shares Outstanding for D iluted Earnings Per Common Share	8,633,581	8,513,295	8,458,461

Earnings Per Share - Basic	$0.89	$0.85	$0.71

Earnings Per Share - Diluted	$0.87	$0.84	$0.71